PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2000, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods ending prior to February 1, 1999, the statements of changes in net assets, financial highlights and capital stock transactions included in Note 7 were audited by other auditors whose report dated March 12, 1999, expressed an unqualified opinion on this information and whose report contained an explanatory paragraph that stated that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and two of the Fund's directors and officers.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and one (formerly two) of the Fund's directors and officers.
                                                            Tait, Weller & Baker

Philadelphia, Pennsylvania
February 25, 2000

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 2000




                             ASSETS AND LIABILITIES


ASSETS
Investments  at  market  value  (Notes 1, 2, 5 & 6):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................


  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total  investments (identified  cost $56,266,373;  $80,057,149; $17,895,873 and $9,125,226, respectively)

Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accrued interest, dividends and foreign taxes receivable  ......................


     Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased .....................................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

     Total liabilities

     Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
  Outstanding - 3,254,445; 1,194,155; 309,429 and 286,295 shares, respectively  .............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (loss) (Note 1)  ...........................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized loss on foreign currency transactions..................
Net unrealized appreciation (depreciation) of investments ......................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ..................................................................

     Net assets applicable to outstanding shares

     Net asset value per share



                             See accompanying notes.



       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------


          $ 11,473,875              $          -                $           -                  $          -
             3,058,788                         -                            -                             -
          ------------              ------------                -------------                  ------------
            14,532,663                         -                            -                             -
             5,343,551                         -                            -                             -
             8,584,126                         -                            -                             -
             9,106,930                         -                            -                    24,019,386
             2,614,380                         -                   16,510,460                             -
            16,691,048                80,028,000                    1,234,911                        49,985
          ------------              ------------                -------------                  ------------

            56,872,698                80,028,000                   17,745,371                    24,069,371

               636,801                         -                       21,233                        18,064
                 2,496                   131,324                            -                        64,000
               473,696                 1,372,324                      331,800                         5,390
          ------------              ------------                -------------                  ------------

            57,985,691                81,531,648                   18,098,404                    24,156,825



                     -                   257,880                            -                             -
               100,265                    25,582                          105                       108,256
             1,003,573                         -                            -                             -
                53,419                    42,588                       11,298                        20,420
                31,413                    39,925                        7,905                         8,644
                24,363                   106,308                       14,487                        82,000
          ------------              ------------                -------------                  ------------
             1,213,033                   472,283                       33,795                       219,320
          ------------              ------------                -------------                  ------------
          $ 56,772,658              $ 81,059,365                $  18,064,609                  $ 23,937,505
          ============              ============                =============                  ============





          $      3,254              $      1,194                $         309                  $        286

            47,611,097                81,253,103                   17,781,905                     7,101,164
          ------------              ------------                -------------                  ------------
            47,614,351                81,254,297                   17,782,214                     7,101,450
             7,437,661                     6,209                      615,981                      (200,014)
             1,422,779                  (171,992)                    (183,084)                    2,091,924
              (268,067)                        -                            -                             -
               606,325                   (29,149)                    (150,502)                   14,944,145

               (40,391)                        -                            -                             -
          ------------              ------------                -------------                  ------------
          $ 56,772,658              $ 81,059,365                $  18,064,609                  $ 23,937,505
          ============              ============                =============                  ============
             $17.44                    $67.88                       $58.38                        $83.61
             ======                    ======                       ======                        ======

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                           Year ended January 31, 2000






Investment income (Note 1):
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income (loss)

Realized and unrealized gain (loss)on investments and foreign currency
  (Notes 1, 2, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers...........................................
  Investments other than securities.............................................
  Foreign currency transactions.................................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase (decrease) in net assets resulting from operations













                             See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      -----------------------     ------------------------      ---------------------------
          $  1,875,377              $  4,143,429                $   1,059,670                  $     13,111
               494,741                         -                            -                       147,084
          ------------              ------------                -------------                  ------------
             2,370,118                 4,143,429                    1,059,670                       160,195

               687,246                   986,608                      226,329                       251,511
                64,215                    92,398                       21,030                        26,732
                58,043                    83,498                       19,007                        21,421
                24,363                   106,308                       14,487                        82,000
                69,042                    64,335                        1,627                         7,910
          ------------              ------------                -------------                  ------------
               902,909                 1,333,147                      282,480                       389,574
                     -                   436,923                       75,751                             -
          ------------              ------------                -------------                  ------------
               902,909                   896,224                      206,729                       389,574
          ------------              ------------                -------------                  ------------

             1,467,209                 3,247,205                      852,941                      (229,379)
          ------------              ------------                -------------                  ------------



             3,074,982                    (3,573)                     (43,072)                    2,116,581
            (1,614,304)                        -                            -                             -
              (268,067)                        -                            -                             -
          ------------              ------------                -------------                  ------------
             1,192,611                    (3,573)                     (43,072)                    2,116,581


            (3,335,857)                  (34,067)                    (184,947)                    2,385,745
               (37,472)                        -                            -                             -
          ------------              ------------                -------------                  ------------


            (2,180,718)                  (37,640)                    (228,019)                    4,502,326
          ------------              ------------                -------------                  ------------
          $   (713,509)             $  3,209,565                $     624,922                  $  4,272,947
          ============              ============                =============                  ============

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                     -----------------------------------
                                                                                        Year ended         Year ended
                                                                                     January 31, 2000   January 31, 1999
                                                                                     ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  1,467,209       $  1,709,831
  Net realized gain (loss) on investments  ...................................            1,460,678          2,418,508
  Net realized loss on foreign currency transactions  ........................             (268,067)          (162,612)
  Change in unrealized appreciation (depreciation) of investments ............           (3,335,857)        (2,399,261)
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................              (37,472)            33,472
                                                                                       ------------       ------------
Net increase (decease) in net assets resulting from operations                             (713,509)         1,599,938

Equalization on shares issued and redeemed:  .................................             (732,742)          (313,988)

Distributions to shareholders from:
  Net investment income  .....................................................             (924,178)          (691,911)
  Net realized gain on investments  ..........................................           (2,454,747)        (2,212,316)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 7):  ...........................................           (5,256,951)        (2,625,499)
                                                                                       ------------       ------------
Net increase (decrease) in net assets                                                   (10,082,127)        (4,243,776)

Net assets at beginning of year                                                          66,854,785         71,098,561
                                                                                       ------------       ------------

Net assets at end of year (including undistributed net investment income
  (loss) of $7,437,661 and $7,414,839; $6,209 and $(120,246); $615,981
  and $1,372,050; $(200,014) and $(202,864), respectively)                             $ 56,772,658       $ 66,854,785
                                                                                       ============       ============
























                             See accompanying notes.

       Treasury Bill Portfolio                Versatile Bond Portfolio                Aggressive Growth Portfolio
----------------------------------      -----------------------------------      -------------------------------------
   Year ended        Year ended            Year ended         Year ended            Year ended           Year ended
January 31, 2000  January 31, 1999      January 31, 2000   January 31, 1999      January 31, 2000     January 31, 1999
----------------  ----------------      ----------------   ----------------      ----------------     ----------------

  $  3,247,205      $  3,746,712          $    852,941       $  1,023,748          $   (229,379)        $   (132,689)
        (3,573)           (7,146)              (43,072)             3,227             2,116,581               68,336
             -                 -                     -                  -                     -                    -
       (34,067)           (6,913)             (184,947)           (63,398)            2,385,745            4,132,624

             -                 -                     -                  -                     -                    -
  ------------      ------------          ------------       ------------          ------------         ------------
     3,209,565         3,732,653               624,922            963,577             4,272,947            4,068,271

      (455,251)         (329,728)             (702,166)          (224,680)                    -                    -


    (2,832,534)       (2,854,801)             (481,767)          (616,185)                    -                    -
             -                 -                     -                  -                     -                    -


   (11,957,645)       (1,652,736)           (5,753,747)           899,737            (2,099,687)          (2,259,519)
  ------------      ------------          ------------       ------------          ------------         ------------
   (12,035,865)       (1,104,612)           (6,312,758)         1,022,449             2,173,260            1,808,752

    93,095,230        94,199,842            24,377,367         23,354,918            21,764,245           19,955,493
  ------------      ------------          ------------       ------------          ------------         ------------



  $ 81,059,365      $ 93,095,230          $ 18,064,609       $ 24,377,367          $ 23,937,505         $ 21,764,245
  ============      ============          ============       ============          ============         ============


                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




     Quantity                                                                                          Market Value
-----------------                                                                                      ------------

                     GOLD ASSETS - 20.21% of Total Net Assets
  11,613 Troy Oz.     Gold bullion (a)  .........................................................      $  3,288,710

  27,883 Coins        One-ounce gold coins (a) ..................................................         8,137,654

   4,297 Units        United States Gold Trust (a)(b) ...........................................            47,511
                                                                                                       ------------

                        Total Gold Assets (Cost $14,043,295)                                           $ 11,473,875
                                                                                                       ------------
                     SILVER ASSETS - 5.39% of Total Net Assets
 321,246 Troy Oz.     Silver bullion (a) ........................................................      $  1,697,783

     379 Bags         Silver coins (a) ..........................................................         1,361,005
                                                                                                       ------------

                        Total Silver Assets (Cost $2,994,572)                                          $  3,058,788
                                                                                                       ------------

Principal Amount     SWISS FRANC ASSETS - 9.41% of Total Net Assets
----------------
 CHF 3,900,000        6.500% Swiss Confederation bonds, 04-10-04 ................................      $  2,671,184
 CHF 4,000,000        5.500% Swiss Confederation bonds, 01-06-05 ................................         2,672,367
                                                                                                       ------------

                        Total Swiss Franc Assets (Cost $5,830,906)                                     $  5,343,551
                                                                                                       ------------

       Number        STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 15.12% of Total Net Assets
      ---------
                     NATURAL RESOURCES - 6.89% of Total Net Assets
        20,000        Broken Hill Proprietary, Ltd. (c) .........................................      $    473,750
        12,000        Burlington Resources, Inc. ................................................           384,750
        30,000        Forest Oil Corporation (a) ................................................           300,000
        25,000        Inco, Ltd.(a)..............................................................           475,000
         8,000        Phelps Dodge Corporation ..................................................           465,000
        25,000        Pogo Producing Company ....................................................           564,063
        50,000        Santa Fe Energy Resources, Inc. (a)  ......................................           365,625
         8,000        Texaco, Inc. ..............................................................           423,000
         8,000        Weyerhaeuser Company  .....................................................           459,000
                                                                                                       ------------
                                                                                                       $  3,910,188













                          Continued on following page.


                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 8.23% of Total Net Assets
  22,000             Archstone Communities Trust ................................................       $   441,375
  20,000             BRE Properties, Inc. Class A ...............................................           440,000
  31,000             Burnham Pacific Properties, Inc. ...........................................           279,000
  20,000             Federal Realty Investment Trust ............................................           398,750
  35,000             IRT Property Company .......................................................           288,750
  18,000             MGI Properties .............................................................            92,250
  21,000             New Plan Excel Realty Trust, Inc............................................           343,875
  22,000             Pennsylvania Real Estate Investment Trust ..................................           374,000
  11,000             Texas Pacific Land Trust ...................................................           448,938
  40,000             United Dominion Realty Trust, Inc. .........................................           385,000
  29,000             Urstadt Biddle Properties, Inc..............................................           203,000
  29,000             Urstadt Biddle Properties, Inc. Class A.....................................           210,250
  30,000             Washington Real Estate Investment Trust ....................................           465,000
  30,000             Western Investment Real Estate Trust .......................................           303,750
                                                                                                        -----------
                                                                                                        $ 4,673,938
                                                                                                        -----------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $6,044,755)                                             $ 8,584,126
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.04% of Total Net Assets


                     CHEMICALS - .67% of Total Net Assets
   7,000              Air Products & Chemicals, Inc.  ...........................................       $   207,375
  10,000              Wellman, Inc. .............................................................           173,750
                                                                                                        -----------
                                                                                                        $   381,125
                     COMPUTER SOFTWARE - 3.78% of Total Net Assets
   6,000              Autodesk, Inc. ............................................................       $   183,375
       1              Symantec Corporation warrant (a)(d) .......................................         1,962,342
                                                                                                        -----------
                                                                                                        $ 2,145,717
                     CONSTRUCTION - .18% of Total Net Assets
   9,000              Johns Manville Corporation ................................................       $   100,688
                                                                                                        -----------
                                                                                                        $   100,688














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     DATA PROCESSING - .73% of Total Net Assets
   2,000              Hewlett-Packard Company ...................................................       $   216,500
   5,000              Seagate Technology, Inc. (a) ..............................................           200,313
                                                                                                        -----------
                                                                                                        $   416,813
                     ELECTRICAL AND ELECTRONICS - .81% of Total Net Assets
   2,000              Intel Corporation  ........................................................       $   197,875
   5,000              National Semiconductor Corporation (a) ....................................           262,500
                                                                                                        -----------
                                                                                                        $   460,375
                     ENTERTAINMENT AND LEISURE - 1.62% of Total Net Assets
   6,000              Disney (Walt) Company  ....................................................       $   217,875
   3,000              Harcourt General, Inc.  ...................................................           120,000
  10,000              Harrah's Entertainment, Inc. (a)  .........................................           199,375
  20,000              Hilton Hotels Corporation (a) .............................................           168,750
   5,000              Tribune Company  ..........................................................           210,938
                                                                                                        -----------
                                                                                                        $   916,938
                     FINANCIAL SERVICES - 2.52% of Total Net Assets
   6,000              Bank of New York, Inc. ....................................................       $   243,750
  14,386              Bank of Petaluma ... ......................................................           359,650
   5,000              Bear Stearns Companies, Inc.  .............................................           206,250
   3,000              Morgan Stanley Dean Witter & Company  .....................................           198,750
   5,000              Schwab (Charles) Corporation  .............................................           180,313
   3,000              State Street Corporation  .................................................           240,563
                                                                                                        -----------
                                                                                                        $ 1,429,276
                     MANUFACTURING - 2.33% of Total Net Assets
   3,000              Harley-Davidson, Inc. .....................................................       $   210,563
   4,000              Illinois Tool Works, Inc.  ................................................           234,000
  15,000              Mattel, Inc.  .............................................................           156,563
   2,000              NACCO Industries, Inc. Class A  ...........................................           101,500
   8,000              NACCO Industries, Inc. Class B  ...........................................           406,000
   5,000              Parker-Hannifin Corporation  ..............................................           216,250
                                                                                                        -----------
                                                                                                        $ 1,324,876









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

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .72% of Total Net Assets
   40,000            Frontier Oil Corporation (a)  ..............................................       $   305,000
   30,000            Parker Drilling Company (a)  ...............................................           105,000
                                                                                                        -----------
                                                                                                        $   410,000

                    PHARMACEUTICALS - 1.05% of Total Net Assets
    6,000            Abbott Laboratories  .......................................................       $   195,750
    2,000            Biogen, Inc. (a)  ..........................................................           172,500
    4,000            Genzyme Corporation (General Division) (a)  ................................           208,000
      756            Genzyme Corporation Molecular Oncology (a) .................................             5,578
      716            Genzyme Corporation Surgical Products (a) ..................................             7,250
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             4,980
                                                                                                        -----------
                                                                                                        $   594,058
                    RETAIL - .62% of Total Net Assets
    4,000            Costco Wholesale Corporation (a)  ..........................................       $   195,750
   15,000            Toys "R" Us, Inc. (a) ......................................................           154,688
                                                                                                        -----------
                                                                                                        $   350,438
                    TRANSPORTATION - .55% of Total Net Assets
    3,000            Kansas City Southern Industries, Inc.  .....................................       $   207,563
    5,000            M. S. Carriers, Inc. (a) ...................................................           107,500
                                                                                                        -----------
                                                                                                        $   315,063
                    MISCELLANEOUS - .46% of Total Net Assets
    5,000            Lockheed Martin Corporation  ...............................................       $    93,750
    3,000            Temple-Inland, Inc.  .......................................................           167,813
                                                                                                        -----------
                                                                                                        $   261,563
                                                                                                        -----------

                       Total Aggressive Growth Stock Investments (Cost $2,867,076)                      $ 9,106,930
                                                                                                        -----------











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    DOLLAR ASSETS - 34.01% of Total Net Assets

                    CORPORATE BONDS - 4.61% of Total Assets
$   200,000          7.700% American Home Products Corporation, 02-15-00 ........................      $    200,214
    200,000          5.750% Aluminum Company of America, Inc., 02-01-01 .........................           197,638
    200,000          5.650% Ameritech Capital Funding Corporation, 01-15-01 .....................           197,664
    200,000          8.875% Capital Cities / ABC, Inc., 12-15-00 ................................           203,036
    200,000          6.250% Dresser Industries, Inc., 06-01-00 ..................................           199,968
    200,000          9.375% GTE Corporation, 12-01-00 ...........................................           203,532
    200,000          5.850% Gannett Company, Inc., 05-01-00 .....................................           199,848
    200,000          8.375% General Electric Capital Corporation, 03-01-01 ......................           202,874
    200,000          6.375% International Business Machines Corporation, 06-15-00 ...............           200,110
    200,000          9.875% May Department Stores Company, 06-15-00 .............................           202,442
    200,000          8.250% McDonnell Douglas Corporation, 07-01-00 .............................           201,396
    200,000          8.375% Mobil Corporation, 02-12-01 .........................................           202,656
    200,000          8.750% Pacific Gas & Electric Company, 01-01-01 ............................           203,002
                                                                                                       ------------
                                                                                                       $  2,614,380
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 29.40% of Total Net Assets
 41,000,000           United States Treasury bond strips (Principal only) 6.727%, 05-15-18(e) ...      $ 12,226,610
    800,000           United States Treasury bonds 6.250%, 08-15-23  ............................           763,504
  1,000,000           United States Treasury notes 6.375%, 01-31-02  ............................           995,625
    750,000           United States Treasury bills 3.336%, 02-03-00 (e)..........................           749,792
  2,000,000           United States Treasury bills 4.682%, 07-20-00 (e)..........................         1,955,517
                                                                                                       ------------
                                                                                                       $ 16,691,048
                                                                                                       ------------

                        Total Dollar Assets (Cost $24,485,769)                                         $ 19,305,428
                                                                                                       ------------
                        Total Portfolio - 100.18% of total net assets (identified cost $56,266,373)(f) $ 56,872,698
                        Liabilities, less other assets (.18% of total net assets)                          (100,040)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 56,772,658
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for federal income tax purposes was $47,644,132.




                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 98.73% of Total Net Assets
$20,000,000           United States Treasury notes 5.500%, 02-29-00 .............................      $ 20,000,000
 20,000,000           United States Treasury notes 5.500%, 03-31-00 .............................        20,000,200
 20,000,000           United States Treasury notes 6.750%, 04-30-00 .............................        20,046,000
 20,000,000           United States Treasury notes 5.500%, 05-31-00 .............................        19,981,800
                                                                                                       ------------
                        Total Portfolio - 98.73% of total net assets (identified cost $80,057,149)(a)  $ 80,028,000
                        Other assets, less liabilities (1.27% of total net assets)                        1,031,365
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 81,059,365
                                                                                                       ============

                        Note:(a) Aggregate cost for federal income tax purposes.







































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                 CORPORATE BONDS - 91.39% of Total Net Assets

                 AEROSPACE - 4.46% of Total Net Assets
 $  800,000       8.250% McDonnell Douglas Corporation, 07-01-00 ................................      $    805,584
                                                                                                       ------------
                                                                                                       $    805,584
    800,000      ALUMINUM - 4.38% of Total Net Assets
                  5.750% Aluminum Company of America, Inc., 02-01-01 ............................      $    790,552
                                                                                                       ------------
                                                                                                       $    790,552
                 BROADCASTING - 4.50% of Total Net Assets
    800,000       8.875% Capital Cities / ABC, Inc., 12-15-00 ...................................      $    812,144
                                                                                                       ------------
                                                                                                       $    812,144
                 DATA PROCESSING - 4.43% of Total Net Assets
    800,000       6.375% International Business Machines Corporation, 06-15-00 ..................      $    800,440
                                                                                                       ------------
                                                                                                       $    800,440
                 ELECTRIC UTILITIES - 4.49% of Total Net Assets
    800,000       8.750% Pacific Gas & Electric Company, 01-01-01 ...............................      $    812,008
                                                                                                       ------------
                                                                                                       $    812,008
                 FINANCIAL SERVICES - 8.87% of Total Net Assets
    800,000       5.650% Ameritech Capital Funding Corporation, 01-15-01 ........................      $    790,656
    800,000       8.375% General Electric Capital Corporation, 03-01-01 .........................           811,496
                                                                                                       ------------
                                                                                                       $  1,602,152
                 HOUSEHOLD PRODUCTS - 5.65% of Total Net Assets
  1,000,000       8.625% Kimberly-Clark Corporation, 05-01-01 ...................................      $  1,019,830
                                                                                                       ------------
                                                                                                       $  1,019,830
                 MANUFACTURING - 5.68% of Total Net Assets
  1,000,000       9.125% General Motors Corporation, 07-15-01....................................      $  1,025,280
                                                                                                       ------------
                                                                                                       $  1,025,280
                 OIL AND OILFIELD SERVICES - 8.91% of Total Net Assets
    800,000       6.250% Dresser Industries, Inc., 06-01-00 .....................................      $    799,872
    800,000       8.375% Mobil Corporation, 02-12-01  ...........................................           810,624
                                                                                                       ------------
                                                                                                       $  1,610,496
                 PHARMACEUTICALS - 9.97% of Total Net Assets
    800,000       7.700% American Home Products Corporation, 02-15-00 ...........................      $    800,856
  1,000,000       5.875% Upjohn Company, 04-15-00................................................           999,470
                                                                                                       ------------
                                                                                                       $  1,800,326









                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



Principal Amount                                                                                       Market Value
----------------                                                                                       ------------


                 PUBLISHING - 4.42% of Total Net Assets
$   800,000       5.850% Gannett Company, Inc., 05-01-00  .......................................      $    799,392
                                                                                                       ------------
                                                                                                       $    799,392
                 RETAIL - 10.12% of Total Net Assets
    800,000       9.875% May Department Stores Company, 06-15-00  ...............................      $    809,768
  1,000,000       8.625% Wal-Mart Stores, Inc., 04-01-01 ........................................         1,018,960
                                                                                                       ------------
                                                                                                       $  1,828,728
                 TELECOMMUNICATIONS - 10.04% of Total Net Assets
    800,000       9.375% GTE Corporation, 12-01-00 ..............................................      $    814,128
  1,000,000       6.125% Southwestern Bell Telephone Company, 03-01-00 ..........................         1,000,300
                                                                                                       ------------
                                                                                                       $  1,814,428
                 TOBACCO - 5.47% of Total Net Assets
  1,000,000       7.250% Philip Morris Companies, Inc., 09-15-01 ................................      $    989,100
                                                                                                       ------------
                                                                                                       $    989,100
                                                                                                       ------------

                     Total Corporate bonds (Cost $16,649,988)                                          $ 16,510,460
                                                                                                       ------------

                 UNITED STATES TREASURY SECURITIES - 6.84% of Total Net Assets
  1,000,000       United States Treasury notes 5.625%, 09-30-01..................................      $    984,980
    250,000       United States Treasury bills 3.336%, 02-03-00 (a) .............................           249,931
                                                                                                       ------------

                    Total United States Treasury securities (Cost $1,245,885)                          $  1,234,911
                                                                                                       ------------
                    Total Portfolio - 98.23% of total net assets (identified cost $17,895,873)(b)      $ 17,745,371
                    Other assets, less liabilities (1.77% of total net assets)                              319,238
                                                                                                       ------------
                    Net assets applicable to outstanding shares                                        $ 18,064,609
                                                                                                       ============

                        Note:(a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.




















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.34% of Total Net Assets

                     CHEMICALS - 2.57% of Total Net Assets
   12,000             Air Products & Chemicals, Inc. ............................................      $    355,500
   15,000             Wellman, Inc. .............................................................           260,625
                                                                                                       ------------
                                                                                                       $    616,125
                     COMPUTER SOFTWARE - 3.16% of Total Net Assets
   11,000             Computer Associates International, Inc. ...................................      $    755,563
                                                                                                       ------------
                                                                                                       $    755,563
                     CONSTRUCTION - 4.02% of Total Net Assets
   10,000             Fluor Corporation .........................................................      $    399,375
   15,000             Johns Manville Corporation  ...............................................           167,813
   24,000             Ryland Group, Inc. ........................................................           394,500
                                                                                                       ------------
                                                                                                       $    961,688
                     DATA PROCESSING - 5.82% of Total Net Assets
    8,000             Hewlett-Packard Company ...................................................      $    866,000
    4,000             SCI Systems, Inc. (a) .....................................................           288,000
    6,000             Seagate Technology, Inc. (a) ..............................................           240,375
                                                                                                       ------------
                                                                                                       $  1,394,375
                     ELECTRICAL AND ELECTRONICS - 7.09% of Total Net Assets
   10,800             Intel Corporation  ........................................................      $  1,068,525
   12,000             National Semiconductor Corporation (a) ....................................           630,000
                                                                                                       ------------
                                                                                                       $  1,698,525
                     ENTERTAINMENT AND LEISURE - 10.39% of Total Net Assets
   15,900             Disney (Walt) Company .....................................................      $    577,369
    9,000             Harcourt General, Inc. ....................................................           360,000
    4,532             Hilton Hotels Corporation (a) .............................................            38,239
   16,000             Tribune Company  ..........................................................           675,000
   15,000             Viacom, Inc. Class A (a) ..................................................           837,188
                                                                                                       ------------
                                                                                                       $  2,487,796
                     FINANCIAL SERVICES - 17.76% of Total Net Assets
   18,000             Bank of New York, Inc. ....................................................      $    731,250
   14,000             Bear Stearns Companies, Inc. ..............................................           577,500
   16,000             Morgan Stanley Dean Witter & Company ......................................         1,060,000
   30,000             Schwab (Charles) Corporation ..............................................         1,081,875
   10,000             State Street Corporation ..................................................           801,875
                                                                                                       ------------
                                                                                                       $  4,252,500
                     MANUFACTURING - 8.48% of Total Net Assets
   13,000             Dana Corporation  .........................................................      $    305,500
   10,000             Harley-Davidson, Inc. .....................................................           701,875
    8,600             Illinois Tool Works, Inc. .................................................           503,100
   12,000             Parker-Hannifin Corporation ...............................................           519,000
                                                                                                       ------------
                                                                                                       $  2,029,475


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     OIL AND OILFIELD SERVICES - 3.94% of Total Net Assets
  105,200             Frontier Oil Corporation (a) ..............................................      $    802,150
   40,000             Parker Drilling Company (a) ...............................................           140,000
                                                                                                       ------------
                                                                                                       $    942,150
                     PHARMACEUTICALS - 19.40% of Total Net Assets
   28,000             Amgen, Inc.  (a) ..........................................................      $  1,783,250
   20,000             Biogen, Inc. (a) ..........................................................         1,725,000
    7,000             Chiron Corporation (a) ....................................................           310,625
   15,000             Genzyme Corporation (General Division) (a) ................................           780,000
    1,620             Genzyme Corporation Molecular Oncology (a) ................................            11,948
    2,685             Genzyme Corporation Surgical Products (a) .................................            27,185
    1,170             Genzyme Corporation Tissue Repair (a)  ....................................             4,680
                                                                                                       ------------
                                                                                                       $  4,642,688
                     RETAIL - 5.37% of Total Net Assets
   24,000             Costco Wholesale Corporation (a) ..........................................      $  1,174,500
    5,000             Neiman Marcus Group, Inc. Class B (a) .....................................           111,875
                                                                                                       ------------
                                                                                                       $  1,286,375
                     TRANSPORTATION - 8.97% of Total Net Assets
    4,000             Alaska Air Group, Inc. (a).................................................      $    127,500
   21,000             Kansas City Southern Industries, Inc. .....................................         1,452,938
   21,000             M.S. Carriers, Inc. (a) ...................................................           451,500
    2,000             UAL Corporation (a)  ......................................................           114,250
                                                                                                       ------------
                                                                                                       $  2,146,188
                     MISCELLANEOUS - 3.37% of Total Net Assets
    5,000             Ionics, Inc. (a)...........................................................      $    148,125
   10,000             Lockheed Martin Corporation  ..............................................           187,500
   10,000             Ryerson Tull, Inc. ........................................................           190,625
    5,000             Temple-Inland, Inc. .......................................................           279,688
                                                                                                       ------------
                                                                                                       $    805,938
                                                                                                       ------------

                        Total Aggressive Growth Stock Investments (Cost $9,075,241)                    $ 24,019,386
                                                                                                       ------------

Principal Amount
----------------
                     UNITED STATES TREASURY SECURITIES - .21% of Total Net Assets
  $  50,000           United States Treasury bills 3.336%, 02-03-00 (b) .........................      $     49,985
                                                                                                       ------------

                        Total United States Treasury securities (Cost $49,985)                         $     49,985
                                                                                                       ------------
                        Total Portfolio - 100.55% of total net assets (identified cost $9,125,226)(c)  $ 24,069,371
                        Liabilities, less other assets (.55% of total net assets)                          (131,866)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 23,937,505
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.



                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000




1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" or, the "ICA"), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 2000, one such investment in the Permanent Portfolio (3.46% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 2000, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------
     Interest on:
       Corporate bonds ....................    $     50,899       $          -     $  1,001,193         $         -
       Swiss franc assets .................         259,177                  -                -                   -
       United States Treasury securities ..       1,555,823          4,108,074           34,268                   7
       Other investments ..................           9,478             35,355           24,209              13,104
     Dividends ............................         494,741                  -                -             147,084
                                               ------------       ------------     ------------         -----------
                                               $  2,370,118       $  4,143,429     $  1,059,670         $   160,195
                                               ============       ============     ============         ===========




                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 2000; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 2000.

     Federal taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2000, pursuant to the requirements of the Code.

     At January 31, 2000, capital loss carryforwards available to offset future realized gains, if any, were as follows: $169,011 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429, $3,632, $14,264 and
     $3,630  expire on January 31,  2001,  January 31,  2002,  January 31, 2003,
     January 31, 2004, January 31, 2005, January 31, 2007 and January 31, 2008, respectively; and $173,734 in the Versatile Bond Portfolio, of which $86,614, $34,492, $18,906 and $33,722 expire on January 31, 2003, January
     31, 2004, January 31, 2006 and January 31, 2008, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio. Additionally, net capital losses of $2,981 and $9,350 in the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 1999 and are recognized for federal income tax purposes as arising on February 1, 2000, the first day of each Portfolio's next taxable year.

     Pursuant to the Code, 14.60% of the distributions made from investment company taxable income in 1999 by the Permanent Portfolio qualifies for the corporate dividends received deduction.

     During the year ended January 31, 2000, the Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $24,363, $106,308, $14,487 and $82,000, respectively, which was imposed on four percent of each
     Portfolio's undistributed income and capital gains, if any. Such tax reduced each Portfolio's net asset value, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 2000, the Fund's Permanent


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



     Portfolio and Treasury Bill Portfolio reclassified $375,145 and $167,035, respectively, from paid-in capital to undistributed net investment income and the Fund's Versatile Bond Portfolio reclassified $425,077 from undistributed net investment income to paid-in capital to reflect such book and tax basis differences relating to shareholder distributions. Additionally, the Permanent Portfolio reclassified $162,612 from undistributed net investment income to accumulated net realized loss on foreign currency transactions and the Aggressive Growth Portfolio reclassified $232,229 from paid-in capital to undistributed net investment loss, also due to these differences.

     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $18,435 at January 31, 2000. The Permanent Portfolio received no income from this investment during the year then ended.

3.   INVESTMENT ADVISORY CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly (the "Advisory Fee"), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus
     (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its Advisory Fee.

     During the year ended January 31, 2000, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.



                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



4.   LONG TERM DISABILITY PLAN
     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

5.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2000:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
      Purchases................................    $ 9,769,538          None           $11,562,414        $ 2,082,105
      Sales....................................     17,056,075          None            18,129,962          4,355,124


6.   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     The following is a summary of net unrealized appreciation (depreciation) of investments at January 31, 2000 for federal income tax purposes:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
     Aggregate gross unrealized appreciation of
      investments with excess of value over
      tax cost:
      Investments in securities of unaffiliated
        issuers ...............................    $12,642,786         $      -        $       168        $15,253,159
      Investments other than securities .......        220,312                -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    12,863,098                -                168         15,253,159
     Aggregate gross  unrealized  depreciation
      of investments with excess of tax cost
      over value:
      Investments in securities of unaffiliated
        issuers ...............................       (909,016)         (29,149)          (150,670)          (309,014)
      Investments other than securities........     (2,725,516)               -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    (3,634,532)         (29,149)          (150,670)          (309,014)
                                                   -----------         --------        -----------        -----------
      Net unrealized appreciation (depreciation)
       of investments                              $ 9,228,566         $(29,149)       $  (150,502)       $14,944,145
                                                   ===========         ========        ===========        ===========





                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



7.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the years ended January 31, 2000 and 1999:
                                                                       Permanent Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------
     Shares sold......................     173,595           $  2,587,458              325,975           $  5,316,770
     Distributions reinvested.........     179,410              3,123,527              142,118              2,651,913
                                           -------           ------------              -------           ------------
                                           353,005              5,710,985              468,093              7,968,683

     Shares redeemed..................    (671,730)           (10,967,936)            (620,388)           (10,594,182)
                                           -------           ------------              -------           ------------
     Net decrease                         (318,725)          $ (5,256,951)            (152,295)          $ (2,625,499)
                                           =======           ============              =======           ============

                                                                       Treasury Bill Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------
     Shares sold......................     546,400           $ 36,808,338              719,836           $ 47,806,798
     Distributions reinvested.........      39,589              2,670,274               39,785              2,689,841
                                           -------           ------------              -------           ------------
                                           585,989             39,478,612              759,621             50,496,639

     Shares redeemed..................    (761,564)           (51,436,257)            (784,288)           (52,149,375)
                                           -------           ------------              -------           ------------
     Net decrease                         (175,575)          $(11,957,645)             (24,667)          $ (1,652,736)
                                           =======           ============              =======           ============

                                                                       Versatile Bond Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------     ---------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------     ----------------   --------------------
     Shares sold......................     277,049           $ 15,163,613              409,669           $ 22,138,246
     Distributions reinvested.........       7,656                445,184                9,691                566,997
                                           -------           ------------              -------           ------------
                                           284,705             15,608,797              419,360             22,705,243

     Shares redeemed..................    (389,663)           (21,362,544)            (403,659)           (21,805,506)
                                           -------           ------------              -------           ------------
     Net increase (decrease)              (104,958)          $ (5,753,747)              15,701           $    899,737
                                           =======           ============              =======           ============

                                                                       Aggressive Growth Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------     ---------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------     ----------------   --------------------
     Shares sold......................      30,159           $  2,324,643               58,283           $  3,529,499
     Distributions reinvested.........           -                      -                    -                      -
                                           -------           ------------              -------           ------------
                                            30,159              2,324,643               58,283              3,529,499

     Shares redeemed..................     (58,675)            (4,424,330)             (98,311)            (5,789,018)
                                           -------           ------------              -------           ------------
     Net decrease                          (28,516)          $ (2,099,687)             (40,028)          $ (2,259,519)
                                           =======           ============              =======           ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



8.   REGULATORY MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM, Terry Coxon and Alan Sergy (the Fund's investment adviser and two of the Fund's directors and officers, respectively, or, the "Respondents"), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the "Hearing Officer") in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.

     In an initial decision dated April 1, 1999 (the "Initial Decision"), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund's Marketing and Distribution Plan (the "12b-1 Plan") during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc. or, "WMS") of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a "call option" in 1990 prohibited by the Fund's fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the ICA and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund's 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund's Board of Directors; Section 13(a)(3) of the ICA by acquiring the "call option;"
     Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund's registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and
     Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.

     The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.

     The Respondents believe that the Hearing Officer's Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.


                         Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000




     Under the Fund's Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced such expenses during the year ended January 31, 2000.

     The Initial Decision of the Hearing Officer does not become effective until the Commission's decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund's Long Term Disability Pan (see Note 4), is no longer associated with the Fund.

     The ultimate outcome of these proceedings is unknown. The Fund's Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund's investment policies and investment objectives.

     The Fund paid or reimbursed the following legal expenses (and during the years ended January 31, 1995 through January 31, 1999, the indemnification expenses described above) during the years ended January 31, 1992 through 2000:


                  Permanent     Treasury Bill  Versatile Bond  Aggressive Growth
                  Portfolio       Portfolio       Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $        -      $        -      $        -       $        -
     1993 ....       52,331          63,961               -                -
     1994 ....            -               -               -                -
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       69,042          64,335           1,627            7,910
                 ----------      ----------      ----------       ----------
                 $  618,912      $  572,195      $   23,687       $   57,206
                 ==========      ==========      ==========       ==========

On June 1, 1999, the financial information contained in the Fund's prospectus became stale and the Fund ceased to have a current prospectus. The Fund filed a new, updated prospectus which became effective September 24, 1999.

                       This page intentionally left blank.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO




Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:
                                                Year ended       Year ended         Year ended        Year ended        Year ended
                                                January 31,      January 31,        January 31,       January 31,       January 31,
                                                   2000             1999               1998              1997              1996
                                                -----------      -----------        -----------       -----------       -----------
Net asset value, beginning of year              $   18.71         $   19.08          $   18.40         $   18.80         $   16.51
                                                ---------         ---------          ---------         ---------         ---------
  Income (loss) from investment operations:
    Net investment income (1)..............           .43               .47                .37               .52               .50
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ...........................          (.64)                -               1.01              (.41)             2.17
                                                ---------         ---------          ---------         ---------         ---------
      Total income (loss) from
        investment operations                        (.21)              .47               1.38               .11              2.67

  Less distributions from:
    Net investment income  ................          (.29)             (.20)              (.34)             (.42)             (.38)
    Net realized gain on investments (2)...          (.77)             (.64)              (.36)             (.09)                -
                                                ---------         ---------          ---------         ---------         ---------
      Total distributions                           (1.06)             (.84)              (.70)             (.51)             (.38)
                                                ---------         ---------          ---------         ---------         ---------

Net asset value, end of year                    $   17.44         $   18.71          $   19.08         $   18.40         $   18.80
                                                =========         =========          =========         =========         =========

Total return (3)  .........................       (1.11)%             2.48%              7.57%              .57%            16.20%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...     $  56,773         $  66,855          $  71,099         $  72,992         $  76,641
                                                =========         =========          =========         =========         =========


  Ratio of expenses to average net assets..         1.47%             1.43%              1.91%             1.49%             1.35%
  Ratio of net investment income
    to average net assets .................         2.39%             2.48%              1.96%             2.78%             2.85%
  Portfolio turnover rate .................        23,75%            14.05%              7.66%            12.29%             9.96%






(l) Net investment income is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO




Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:
                                                    Year ended      Year ended        Year ended       Year ended        Year ended
                                                    January 31,     January 31,       January 31,      January 31,       January 31,
                                                       2000            1999              1998             1997              1996
                                                   -----------     -----------       ------------     ------------      ------------
Net asset value, beginning of year                  $   67.97       $   67.56         $    67.55       $    67.84        $    66.40
                                                    ---------       ---------         ----------       ----------        ----------
  Income from investment operations:
    Net investment income (1)(2)................         2.51            2.72               2.69             2.84              3.22
    Net realized and unrealized gain (loss)
     on investments (3) ........................         (.01)            .03                .06              .01               .06
                                                    ---------       ---------         ----------       ----------        ----------
      Total income from investment operations            2.50            2.75               2.75             2.85              3.28

  Less distributions from:
    Net investment income  .....................        (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------
      Total distributions                               (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------

Net asset value, end of year                        $   67.88       $   67.97         $    67.56       $    67.55        $    67.84
                                                    =========       =========         ==========       ==========        ==========

Total return (4) ...............................        3.70%           4.09%              4.09%            4.23%             4.95%

Ratios / supplemental data:
  Net assets, end of year  (in thousands) ......    $  81,059       $  93,095         $   94,200       $  105,342        $  114,667
                                                    =========       =========         ==========       ==========        ==========

  Ratio of expenses to average net assets (2) ..        1.02%            .96%              1.20%             .90%              .82%
  Ratio of net investment income
    to average net assets  .....................        3.70%           4.01%              3.98%            4.19%             4.79%






(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2000 and .50%, .50%, .50% and .50% for the years ended January 31,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.01 for the year ended January 31, 2000 and $2.24, $2.19, $2.37 and $2.78 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO




Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:
                                                 Year ended        Year ended       Year ended        Year ended        Year ended
                                                 January 31,       January 31,      January 31,       January 31,       January 31,
                                                    2000              1999             1998             1997               1996
                                                -----------       -----------      -----------       -----------       -----------
Net asset value, beginning of year               $   58.83         $   58.58        $   57.24         $   56.85         $   54.90
                                                 ---------         ---------        ---------         ---------         ---------

  Income from investment operations:
    Net investment income (1)(2)  ............        2.44              2.77             2.87              2.94              2.91
    Net realized and unrealized gain (loss)
      on investments (3)  ....................        (.58)             (.08)             .17              (.34)             1.05
                                                 ---------         ---------        ---------         ---------         ---------
      Total income from investment operations         1.86              2.69             3.04              2.60              3.96

  Less distributions from:
    Net investment income  ...................       (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------
      Total distributions                            (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------

Net asset value, end of year                     $   58.38         $   58.83        $   58.58         $   57.24         $   56.85
                                                 =========         =========        =========         =========         =========

Total return (4)  ............................       3.18%             4.61%            5.33%             4.58%             7.24%

Ratios / supplemental data:
  Net assets, end of year (in thousands)......   $  18,065         $  24,377        $  23,355         $  21,345         $  20,137
                                                 =========         =========        =========         =========         =========

  Ratio of expenses to average net assets (2).       1.01%             1.08%            1.01%              .97%              .89%
  Ratio of net investment income
    to average net assets  ...................       4.16%             4.72%            4.95%             5.16%             5.21%
  Portfolio turnover rate  ...................      59.52%            68.21%           55.53%           102.29%            51.64%




(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2000 and .37%, .38%, .38% and .37% for the years ended January 31 ,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.14 for the year ended January 31, 2000 and $2.48, $2.59, $2.66 and $2.65 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO




Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each year:
                                                          Year ended     Year ended     Year ended     Year ended      Year ended
                                                          January 31,    January 31,    January 31,    January 31,     January 31,
                                                             2000           1999           1998           1997            1996
                                                          ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of year                        $    69.13     $    56.24     $    47.66     $    40.65      $   31.61
                                                          ----------     ----------     ----------     ----------      ---------

  Income (loss) from investment operations:
    Net investment income (loss)(1)....................         (.78)          (.41)          (.31)           .26           (.02)
    Net realized and unrealized gain (loss)
      on investments  .................................        15.26          13.30          11.97           7.05          10.68
                                                          ----------     ----------     ----------     ----------      ---------
      Total income from investment operations                  14.48          12.89          11.66           7.31          10.66

  Less distributions from:
    Net investment income  ............................            -              -           (.19)          (.25)          (.11)
    Net realized gain on investments (2)...............            -              -          (2.89)          (.05)         (1.51)
                                                          ----------     ----------     ----------     ----------      ---------
      Total distributions                                          -              -          (3.08)          (.30)         (1.62)
                                                          ----------     ----------     ----------     ----------      ---------

Net asset value, end of year                              $    83.61     $    69.13     $    56.24     $    47.66      $   40.65
                                                          ==========     ==========     ==========     ==========      =========

Total return (3)  .....................................       20.95%         22.92%         24.41%         18.00%         33.78%

Ratios / supplemental data:
  Net assets, end of year (in thousands)  .............   $   23,938     $   21,764     $   19,955     $   15,417      $  11,067
                                                          ==========     ==========     ==========     ==========      =========

  Ratio of expenses to average net assets .............        1.73%          1.39%          1.46%          1.33%          1.19%
  Ratio of net investment income (loss) to average net
   assets..............................................      (1.02)%         (.65)%         (.60)%           .59%         (.06)%
  Portfolio turnover rate .............................        9.38%          2.73%          2.15%         21.32%         18.94%


(1) Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                               PERMANENT PORTFOLIO







                   (Graph omitted, see description on page 33)






          ---  Permanent Portfolio

          ...  United States Treasury bills*


          * Three-month United States Treasury bills are short-term loans to the United States Government with a maturity of three months. Treasury bills are full-faith-and-credit obligations of the United States Treasury and are generally regarded as being free of any risk of default.


                     See page 33 for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            VERSATILE BOND PORTFOLIO






                   (Graph omitted, see description on page 33)







          ---  Versatile Bond Portfolio

          ...  Salomon Smith Barney AAA/AA 1-3 Year Corporate Index*


          * The Salomon Smith Barney AAA/AA 1-3 Year Corporate Index is a component of the Salomon Smith Barney Broad Investment-Grade
               (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor's or Moody's with maturities of one to three years and a minimum amount outstanding of $100 million.





                      See page 33 for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           Aggressive Growth Portfolio




                   (Graph omitted, see description on page 33)






          ---  Aggressive Growth Portfolio

          ...  Dow Jones Industrial Average*


          * The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.






                  See following page for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.



The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and the Aggressive Growth Portfolio, and of the most recently completed fiscal years since the commencement of investment operations for the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indicies. A graph is not provided for the Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund's Portfolio's average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio(1)                     Treasury Bill Portfolio (2)(5)
---------------------------------------    -------------------------------------
 1 year ended January 31, 2000  (1.16)%     1 year ended January 31, 2000  3.65%
 5 years ended January 31, 2000   4.90%     5 years ended January 31, 2000 4.15%
10 years ended January 31, 2000   4.42%    10 years ended January 31, 2000 4.10%
15 years ended January 31, 2000   5.46%    12 years 250 days ended
17 years 62 days ended                         January 31, 2000            4.59%
    January 31, 2000              4.52%



Aggressive Growth Portfolio(3)             Versatile Bond Portfolio (4)(6)
---------------------------------------    -------------------------------------
 1 year ended January 31, 2000   20.89%     1 year ended January 31, 2000  3.13%
 5 years ended January 31, 2000  23.83%     5 years ended January 31, 2000 4.92%
10 years ended January 31, 2000  16.94%     8 years 127 days ended
10 years 29 days ended                         January 31, 2000            4.52%
    January 31, 2000             16.79%






-----------------------

(1)  The Permanent Portfolio commenced operations on December 1, 1982.
(2)  The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)  The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)  The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5) Yield on the Treasury Bill Portfolio for the seven days ended January 31, 2000, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.07%, and effective yield was 3.12%.
(6) The 30-day SEC standardized yield for the Versatile Bond Portfolio at January 31, 2000, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 4.47%.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis
     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. The strong performance of U.S. growth and natural resource stocks throughout 1999 was more than offset by weakness in gold assets, the stocks of real estate investment trusts, United States Treasury securities and the relative value of the Swiss franc. Accordingly, the Portfolio achieved a total return of (1.11%) for the year ended January 31, 2000, as compared to an annualized inflation rate of 2.70% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 3.70% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 2000. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 3.18% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 2000. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 20.95% for the year ended January 31, 2000, as compared to 18.67% for the Dow Jones Industrial Average and 10.33% the Standard and Poor's 500 Stock Index during the year then ended.

                       This page intentionally left blank.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1 (800) 341-8900
             In Mass. 1 (617) 557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             Tait, Weller & Baker
             Eight Penn Center Plaza
             Philadelphia, Pennsylvania 19103




         INVESTOR'S INFORMATION OFFICE
                 P.O. Box 5847                              ANNUAL REPORT
               Austin, Texas 78763                         January 31, 2000
            1 (800)531-5142 Nationwide
              Local 1 (512)453-7558